Segment Reporting (Details)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Line Items]
Segment description	The Company’s chief operating decision maker (CODM) has been identified as the chief executive officer, who reviews segment results when making decisions about allocating resources and assessing performance of the Company.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Number of reportable segment	1
Tim Hortons [Member]
Segment Reporting [Line Items]
Number of reportable segment	1
Tim Hortons and Popeyes [Member]
Segment Reporting [Line Items]
Number of reportable segment	2